Current Debt	6 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Current Debt

(10) Current Debt

As of March 31, 2014, Alion’s existing debt structure included three items of current debt: a $35 million revolving credit facility; $235 million in Unsecured Notes and; $333.1 million in Secured Notes ($310 million in initial face value plus $23.1 million in paid in kind (PIK) interest notes issued). Except as set out below, the Company is in compliance with each of the affirmative, negative and financial covenants in its existing debt agreements as of March 31, 2014.

We reclassified the Secured Notes from long term to current debt in the first quarter of fiscal 2014 and did the same for our Unsecured Notes in the second quarter of fiscal 2014. Our Secured Notes were reclassified to current liabilities based on their November 1, 2014 maturity. Our Unsecured Notes were reclassified to current liabilities based on their February 1, 2015 maturity. Had there been any balance drawn under the Credit Agreement as of March 31, 2014, that amount would also have been classified as a current liability because the Credit Agreement was set to expire on August 22, 2014.

Our Credit Agreement financial statement covenant required an audit opinion without a “going concern” explanatory note or any similar qualification or exception and without any qualification or exception as to the scope of such audit. In December 2013 the Credit Agreement lenders agreed to waive this covenant for fiscal 2013 through and including February 21, 2014. The Company paid no fee for this waiver. At the end of fiscal 2013, the Company had no balance drawn on the Credit Agreement revolving credit facility. At the date of the initial waiver, the Company did have a balance drawn on the Credit Agreement revolving credit facility.

To extend the “going concern” waiver through March 31, 2014, Alion paid the Credit Agreement lenders $175,000. The Company paid an additional $175,000 fee because it had not refinanced the Credit Agreement by March 23, 2014. Alion paid the Credit Agreement lenders an additional $350,000 to extend the “going concern” waiver through April 30, 2014. Alion’s lenders granted the Company a further no-cost extension of the covenant waiver through May 2, 2014. In all, the Company paid a total of $700,000 in fiscal 2014 for Credit Agreement covenant waivers.

As set out below in Note 21 – Subsequent Events, the Company and Wells Fargo Bank entered into a new revolving credit agreement effective May 2, 2014 which amended and restated the existing Credit Agreement and substituted Wells Fargo as the sole lender and administrative agent. Under the Amended and Restated Revolving Credit Facility, the new lender excepted the “going concern” explanatory note in the December 2013 audit opinion from the Amended and Restated Revolving Credit Facility covenant concerning delivery of audit opinions to the new lender. The Wells Fargo Agreement expires August 1, 2014.

At the date of the February 2014 waiver, Alion had $10 million outstanding on the Credit Agreement revolving credit facility. On April 1, 2014 the Company had no balance drawn on the revolving credit facility when the lenders extended the covenant waiver through April 30, 2014. On April 30, 2014 the Company had no balance drawn on the revolving credit facility when the lenders further extended the covenant waiver through May 2, 2014.

Absent the initial and subsequent waivers, Alion would not have been able to use its revolving credit facility to borrow money. Had the Credit Agreement lenders not granted the initial or subsequent waivers, they would have had the right to demand the Company immediately repay any amounts outstanding under the revolving credit facility. On each waiver date, the balance drawn on the Credit Agreement revolving credit facility was less than $30 million. Therefore, there was no potential cross default on the Company’s other outstanding indebtedness.

Current Debt - Credit Agreement

The Company was able to use the Credit Agreement revolving credit facility for working capital, permitted acquisitions and general corporate purposes. This included up to $35.0 million in letters of credit and up to $5.0 million in short-term swing line loans. At March 31, 2014, the Company had $4.0 million in outstanding letters of credit and no balance actually drawn.

Security. The Credit Agreement was secured by a first priority security interest in all current and future tangible and intangible property of Alion and its guarantor subsidiaries, IPS, CATI, METI, JJMA, BMH, WCI, WCGS, MA&D and Alion International Corporation. In March 2010, Alion and the subsidiary guarantors entered into an Intercreditor Agreement with Wilmington Trust Company and Credit Suisse AG, Cayman Islands Branch to grant Credit Agreement lenders a super priority right of payment with respect to the underlying collateral compared to Secured Note holders’ rights.

Guarantees. Alion’s Credit Agreement obligations were guaranteed by its 100% owned subsidiaries, IPS, CATI, METI, JJMA, BMH, WCI, WCGS, MA&D and Alion International Corporation. These subsidiaries also guarantee all the Company’s Secured Note and Unsecured Note obligations (described below).

Interest and Fees. Alion could choose whether the Credit Agreement loans were to bear interest at one of two floating rates using either a Eurodollar rate or an alternative base rate. The minimum interest rate was 8.5%. The minimum Eurodollar interest rate was 2.5% plus 600 basis points. The minimum alternate base rate was 3.5% plus 500 basis points.

Other Fees and Expenses. Each quarter, Alion was required to pay a commitment fee of 175 basis points per year on the prior quarter’s daily unused Credit Agreement balance. The Company paid approximately $107 thousand and $131 thousand in commitment fees for the three months ended March 31, 2014 and 2013. The Company paid approximately $232 thousand and $273 thousand in commitment fees for the six months ended March 31, 2014 and 2013. Alion was required to pay letter-of-credit issuance and administrative fees, and up to a 25 basis point fronting fee and interest in arrears each quarter on all outstanding letters of credit. The interest rate was based on the Eurodollar loan rate which was 6.0% as of September 30, 2013. The Company was also required to pay an annual agent’s fee.

Covenants. The Credit Agreement required Alion to achieve minimum trailing twelve month Consolidated EBITDA levels which increased over the life of the agreement. The fiscal 2014 required minimum was $65.5 million through August 22, 2014.

The Credit Agreement defined Consolidated EBITDA as net income or loss in accordance with GAAP, plus employee compensation expense payments invested in Alion common stock, plus the following items, without duplication, to the extent deducted from or included in net income or loss:

•	consolidated interest expense;

•	provision for income taxes;

•	depreciation and amortization;

•	cash contributed to the ESOP in respect of Alion’s repurchase liability;

•	non-cash stock-based and incentive compensation expense;

•	non-cash ESOP contributions;

•	any extraordinary losses; and

•	nonrecurring charges and adjustments included in ESOP valuation reports as prepared by an independent third party.

To the extent included in net income or loss, the following items, without duplication, are deducted in determining Consolidated EBITDA:

•	all cash payments on account of reserves, restructuring charges or other cash and non-cash charges added to net

•	income pursuant to the list above in a previous period;

•	any extraordinary gains; and

•	all non-cash items of income.

The Credit Agreement restricted us from doing any of the following without the prior consent of syndicate lenders that extended more than 50 percent of the aggregate amount of all Credit Agreement loans then outstanding:

•	incur additional debt other than permitted additional debt;

•	grant certain liens and security interests;

•	enter into sale and leaseback transactions;

•	make certain loans and investments including acquisitions of businesses, other than permitted acquisitions;

•	consolidate, merge or sell all or substantially all our assets;

•	pay dividends or distributions other than distributions required by the ESOP Plan or by certain legal requirements;

•	make certain payments for subordinated indebtedness;

•	enter into certain transactions with our shareholders and affiliates;

•	enter into agreements which restrict our ability to incur liens or which restrict the ability of our subsidiaries to pay dividends

•	change lines of business;

•	repay subordinated debt before it is due;

•	redeem or repurchase certain equity;

•	enter into certain transactions not permitted under ERISA;

•	change the terms of our other indebtedness or our KSOP in a way materially disadvantageous to us;

•	make more than $8 million in capital expenditures in any fiscal year;

•	pay certain earn-outs in connection with permitted acquisitions; or

•	change our fiscal year.

The Credit Agreement contained customary events of default including, without limitation:

•	breach of representations and warranties;

•	payment default;

•	uncured covenant breaches;

•	default under certain other debt exceeding an agreed amount;

•	bankruptcy and certain insolvency events;

•	incurrence of a civil or criminal liability in excess of $5 million of Alion or any subsidiary arising from a government investigation;

•	unstayed judgments in excess of an agreed amount;

•	failure of any Credit Agreement guarantee to be in effect;

•	failure of the security interests to be valid, perfected, first priority security interests in the collateral;

•	notice of debarment, suspension or termination under a material government contract;

•	actual termination of a material contract due to alleged fraud, willful misconduct, negligence, default or any other wrongdoing;

•	certain uncured defaults under our material contracts;

•	certain ERISA violations;

•	imposition on the ESOP Trust of certain taxes in excess of an agreed amount;

•	final determination the ESOP is not a qualified plan;

•	so long as any Secured Notes remain outstanding, the Intercreditor Agreement shall fail to be effective;

•	a borrowing which would cause us to exceed a certain cash balance limit;

•	failure to provide within 90 days of fiscal year-end, consolidated, comparative financial statements audited by an independent public accountant of recognized national standing with an opinion of such accountant that shall not include a “going concern” explanatory note or similar limitation, or

•	a change of control.

Alion depends heavily on federal government contracts. Delays in the federal budget process, reduced federal spending, budget cuts, sequestration, government shut downs and fiscal and political uncertainties have affected and in the future could adversely affect Alion’s fiscal 2014 revenue. Despite uncertainties in the government contracting professional services marketplace, particularly the prospect of further sequestration-related effects and/or Department of Defense programmatic and budgetary cuts, Alion was able to generate sufficient revenue and EBITDA over the life of the Credit Agreement to comply with Credit Agreement financial and non-financial covenants.

Current Debt - Secured Notes

In March 2010, Alion issued and sold $310 million of its private units (Units) to Credit Suisse, which informed the Company it had resold most of the Units to qualified institutional buyers. Each of the 310,000 Units consisted of $1,000 in face value of Alion’s private 12% senior secured notes (Secured Notes) and a warrant to purchase 1.9439 shares of Alion common stock. On September 2, 2010, Alion exchanged the private Secured Notes for publicly tradable Secured Notes with the same terms.

Security. The Secured Notes are secured by a first priority security interest in all current and future tangible and intangible property of Alion and its guarantor subsidiaries, IPS, CATI, METI, JJMA, BMH, WCI, WCGS, MA&D and Alion International Corporation. The Secured Notes are senior obligations of Alion and rank pari passu in right of payment with existing and future senior debt, including the Credit Agreement, except to the extent that the Intercreditor Agreement provides Credit Agreement lenders with a super priority right of payment with respect to the underlying collateral.

Guarantees. The Company’s obligations under the Secured Notes are guaranteed by the Company’s 100% owned subsidiaries, IPS, CATI, METI, JJMA, BMH, WCI, WCGS, MA&D and Alion International Corporation.

Interest and Fees. The Secured Notes bear interest at 12% per year; 10% is payable in cash and 2% increases the Secured Note principal (PIK Interest). Interest is payable semi-annually in arrears on May 1 and November 1. Alion pays interest to holders of record as of the immediately preceding April 15 and October 15. The Company must pay interest on overdue principal or interest at 13% per annum to the extent lawful. The Secured Notes mature November 1, 2014.

Covenants. As of March 31, 2014, Alion was in compliance with the covenants set forth in the Indenture governing its 12% Secured Notes (Secured Note Indenture). The Secured Note Indenture does not contain any financial covenants.

A Secured Note Indenture covenant restricts our ability to incur additional debt. Defined terms in the Secured Note Indenture include: Net Available Cash, Total Assets, Restricted Subsidiaries, Indebtedness, Adjusted EBITDA and Consolidated Interest Expense. Alion and its Restricted Subsidiaries may not issue, incur, assume, guarantee, or otherwise become liable for any debt unless our Adjusted EBITDA to Consolidated Interest Expense ratio is greater than 2.0 to 1.0. Adjusted EBITDA under the Secured Note Indenture differs from Consolidated EBITDA as defined in our Credit Agreement. Adjusted EBITDA is less than Consolidated EBITDA because it does not include employee investments in Alion common stock. Our Adjusted EBITDA to Consolidated Interest Expense ratio was 0.91 to 1.0 as of September 30, 2013 ($69.0 million in Adjusted EBITDA to $75.7 million in Consolidated Interest Expense). Our ratio was 0.85 to 1.0 as of March 31, 2014 ($65.1 million in Adjusted EBITDA to $76.5 million in Consolidated Interest Expense). Even if Adjusted EBITDA is not at least two times Consolidated Interest Expense, we may incur other permitted debt including:

•	debt pursuant to certain agreements up to $25 million;

•	permitted inter-company debt;

•	the Secured Notes and any public notes exchanged for those notes;

•	debt pre-dating the Secured Notes;

•	permitted debt of acquired subsidiaries;

•	permitted refinancing debt;

•	hedging agreement debt;

•	performance, bid, appeal and surety bonds and completion guarantees;

•	ordinary course insufficient funds coverage;

•	permitted refinancing debt guarantees;

•	working capital debt of non-U.S. subsidiaries;

•	debt for capital expenditures, and capital and synthetic leases up to $25 million in the aggregate and 2.5% of Alion’s Total Assets;

•	permitted subordinated debt of Alion or any Restricted Subsidiary to finance a permitted acquisition, certain permitted ESOP transactions and refinancing debt of acquired non-U.S. subsidiaries up to $35 million in the aggregate;

•	letter of credit reimbursement obligations;

•	certain agreements in connection with a business disposition provided liabilities incurred in connection therewith do not exceed the cash and non-cash proceeds received and are not reflected on the Company’s balance sheet;

•	certain deferred compensation agreements; and

•	certain other debt up to $20 million.

The Secured Note Indenture has a covenant that restricts our ability to declare and pay any cash dividend or other distribution related to any equity interest in Alion, repurchase or redeem any equity interest of Alion, repurchase or redeem the Unsecured Notes or other subordinated debt, or make certain investments. However, within certain limits we may make such payments in limited amounts if Adjusted EBITDA is at least two times Consolidated Interest Expense. Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay:

•	such payments out of substantially concurrent contributions of equity and substantially concurrent incurrences of permitted debt;

•	certain limited and permitted dividends;

•	certain repurchases of the Company’s equity securities deemed to occur upon exercise of stock options or warrants;

•	cash payments in lieu of the issuance of fractional shares in connection with the exercise of warrants, options or other securities convertible into or exchangeable for our equity securities;

•	the required Secured Note premium payable on a change of control;

•	certain permitted inter-company subordinated obligations;

•	certain repurchases and redemptions of subordination obligations of the Company or a Subsidiary Guarantor from Net Available Cash (as defined in the Secured Note Indenture);

•	repurchases of subordinated obligations in connection with an asset sale to the extent required by the Secured Note Indenture;

•	certain permitted ESOP transactions;

•	long-term incentive plan payments to our directors, officers and employees, subject to a $3 million annual cap that may increase annually;

•	any purchase, repurchase, redemption, defeasance or other acquisition or retirement for value of the Unsecured Notes, up to an aggregate amount of $10 million; and

•	certain other payments not exceeding $10 million in the aggregate.

The Secured Note Indenture restricts our ability to engage in other transactions including restricting our subsidiaries from making distributions and paying dividends to parents, merging or selling all or substantially all our assets, issuing certain subsidiary equity securities, engaging in certain transactions with affiliates, incurring liens, entering into sale lease-back transactions and engaging in business unrelated to our business when we issued the Secured Notes.

Events of Default. The Secured Note Indenture contains customary events of default, including:

•	payment default on interest obligations when due;

•	payment default on principal at maturity;

•	uncured covenant breaches;

•	default under an acceleration of certain other debt exceeding $30 million;

•	bankruptcy and certain insolvency events;

•	judgment for payment in excess of $30 million entered against the Company or any material subsidiary that remains outstanding for a period of 60 days and is not discharged, waived or stayed;

•	failure of any Secured Note guarantee to be in effect or any subsidiary guarantor’s denial or disaffirmation of its guaranty obligations; and

•	failure of any Secured Note security interest to constitute a valid and perfected lien with its applicable priority after a permitted cure period.

Change of Control. Upon a change in control, each Secured Note holder has the right to require Alion repurchase its notes in cash for 101% of principal plus accrued and unpaid interest. Any of the following events constitutes a change in control:

•	subject to certain exceptions, a person, other than the ESOP Trust, is or becomes the beneficial owner, directly or indirectly, of more than 35% of the total voting power or voting stock of Alion;

•	individuals who constituted Alion’s board of directors on March 22, 2010, (or individuals who were elected or nominated by them, or directors subsequently nominated or elected by them) cease for any reason to constitute a majority of the Company’s board of directors;

•	the adoption of a plan relating to Alion’s liquidation or dissolution; and

•	subject to certain exceptions, the merger or consolidation of the Company with or into another person or the merger of another person with or into the Company, or the sale of all or substantially all the assets of Alion to another person.

Optional Redemption. From April 1, 2013 through September 30, 2013, the Company was permitted to redeem all or a portion of the Secured Notes at 105% of principal, plus accrued and unpaid interest to the redemption date. From October 1, 2013 through March 31, 2014 the redemption price was 103% of principal, plus accrued and unpaid interest to the redemption date. The Company is no longer required to pay a redemption premium.

Current Debt - Unsecured Notes

In February 2007, Alion issued and sold $250.0 million of its private 10.25% senior unsecured notes due February 1, 2015 (Unsecured Notes) to Credit Suisse, which informed the Company it had resold most of the notes to qualified institutional buyers. In June 2007, Alion exchanged the private Unsecured Notes for publicly tradable Unsecured Notes with the same terms. Alion’s 100% owned subsidiaries, IPS, CATI, METI, JJMA, BMH, WCI, WCGS, MA&D and Alion International Corporation guarantee the Unsecured Notes. From time to time, Alion has repurchased some of its outstanding Unsecured Notes in open market transactions. Through March 31, 2014, the Company had repurchased $15 million worth of Unsecured Notes: $2 million in November 2010; $3 million in June 2011, $5 million in June 2013 and an additional $5 million in July 2013. The Company recognized a gain on debt extinguishment for each Secured Note repurchase. In fiscal 2013, the Company recognized a $3.9 million gain; there were no debt extinguishments in fiscal 2012. In 2011, the Company recognized a $939 thousand debt extinguishment gain.

Interest and Fees. The Unsecured Notes bear interest at 10.25% per year, payable semi-annually in arrears on February 1 and August 1. Alion pays interest to holders of record as of the immediately preceding January 15 and July 15. The Company must pay interest on overdue principal or interest at 11.25% per annum to the extent lawful.

Covenants. There are no financial covenants in the Unsecured Note Indenture. As of March 31, 2014, we were in compliance with Unsecured Note Indenture non-financial covenants.

A covenant in the Unsecured Note Indenture restricts our ability to incur additional debt. Defined terms in the Unsecured Note Indenture include: Net Available Cash, Total Assets, Restricted Subsidiaries, Indebtedness, Adjusted EBITDA and Consolidated Interest Expense. Alion and its Restricted Subsidiaries may not issue, incur, assume, guarantee, or otherwise become liable for any indebtedness unless our Adjusted EBITDA to Consolidated Interest Expense ratio is greater than 2.0 to 1.0. Adjusted EBITDA under the Unsecured Note Indenture differs from Consolidated EBITDA as defined in our Credit Agreement. Adjusted EBITDA is less than Consolidated EBITDA because it does not include employee investments in Alion common stock. Our Adjusted EBITDA to Consolidated Interest Expense ratio was 0.91 to 1.0 as of September 30, 2013 ($69.0 million in Adjusted EBITDA to $75.7 million in Consolidated Interest Expense). Our ratio was 0.85 to 1.0 as of March 31, 2014 ($65.1 million in Adjusted EBITDA to $76.5 million in Consolidated Interest Expense). Even if Adjusted EBITDA is not at least two times Consolidated Interest Expense, we may incur other permitted debt including:

•	debt pursuant to our now terminated Term B Credit Facility and certain other contracts up to $360 million less principal repayments made under that indebtedness;

•	permitted inter-company debt;

•	the Unsecured Notes and any public notes exchanged for those notes;

•	debt pre-dating the Unsecured Notes;

•	permitted debt of acquired subsidiaries;

•	permitted refinancing debt;

•	hedging agreement debt;

•	performance, bid, appeal and surety bonds and completion guarantees;

•	ordinary course insufficient funds coverage;

•	permitted refinancing debt guarantees;

•	working capital debt of non-U.S. subsidiaries;

•	debt for capital expenditures, capital and synthetic leases up to $25 million in the aggregate and 2.5% of Alion’s Total Assets;

•	permitted subordinated debt of Alion or any Restricted Subsidiary to finance a permitted acquisition, certain permitted ESOP transactions and refinancing debt of acquired non-U.S. subsidiaries up to $35 million in the aggregate;

•	letters of credit reimbursement obligations;

•	certain agreements in connection with the disposition of a business provided liabilities incurred in connection therewith do not exceed the cash and non-cash proceeds received and are not reflected on the Company’s balance sheet;

•	certain deferred compensation agreements; and

•	certain other debt up to $35 million.

The Unsecured Note Indenture has a covenant that restricts our ability to declare and pay any cash dividend or other distribution with regard to any equity interest in the Company, make any repurchase or redemption of any equity interest in Alion, repurchase or redeem subordinated debt, and make certain investments. However, within certain limits we may make such payments in limited amounts if Adjusted EBITDA is at least two times Consolidated Interest Expense. Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay:

•	such payments out of substantially concurrent contributions of equity and substantially concurrent incurrences of permitted debt;

•	certain limited and permitted dividends;

•	certain repurchases of the Company’s equity securities deemed to occur upon exercise of stock options or warrants;

•	cash payments in lieu of the issuance of fractional shares for the exercise of warrants, options or other securities convertible into or exchangeable for our equity securities;

•	the required Unsecured Note premium payable on a change of control;

•	certain permitted inter-company subordinated obligations;

•	certain repurchases and redemptions of subordination obligations of the Company or a Subsidiary Guarantor from Net Available Cash;

•	repurchases of subordinated obligations in connection with an asset sale to the extent required by the Indenture;

•	repurchase of common stock from former Alion Joint Spectrum Center employees;

•	certain permitted transactions with the ESOP not exceeding $25 million in the aggregate; and

•	certain other payments not exceeding $30 million in the aggregate.

The Unsecured Note Indenture restricts the Company’s ability to engage in other transactions including restricting our subsidiaries from making distributions and paying dividends to parents, merging or selling all or substantially all our assets, issuing certain subsidiary equity securities, engaging in certain transactions with affiliates, incurring liens, entering into sale lease-back transactions and engaging in business unrelated to our business when we issued the Unsecured Notes.

Events of Default. The Unsecured Note Indenture contains customary events of default, including:

•	payment default on interest obligations when due;

•	payment default on principal at maturity;

•	uncured covenant breaches;

•	default under an acceleration of certain other debt exceeding $30 million;

•	certain bankruptcy and insolvency events;

•	judgment for payment in excess of $30 million entered against the Company or any material subsidiary that remains outstanding for a period of 60 days and is not discharged, waived or stayed; and

•	failure of any Unsecured Note guarantee or any subsidiary guarantor’s denial or disaffirmation of its guaranty obligations.

Change of Control. Upon a change in control, each Unsecured Note holder has the right to require Alion repurchase its notes in cash for 101% of principal plus accrued and unpaid interest. Any of the following events constitutes a change in control:

•	subject to certain exceptions, a person, other than the ESOP Trust, is or becomes the beneficial owner, directly or indirectly, of more than 35% of the total voting power or voting stock of Alion;

•	individuals who constituted Alion’s board of directors on February 8, 2007, (or individuals who were elected or nominated by them, or individuals who were elected or nominated by them) cease for any reason to constitute a majority of the Company’s board of directors;

•	adoption of a plan relating to Alion’s liquidation or dissolution; and

•	subject to certain exceptions, Alion’s merger or consolidation with or into another person or the merger of another person with or into Alion, or the sale of all or substantially all our assets to another person.

Optional Redemption. We may redeem all or a portion of the Unsecured Notes at par plus accrued and unpaid interest to the redemption date. Alion needs to refinance some if not all its senior debt prior to maturity in November 2014 and February 2015 when the Company will have to payout more than $600 million over a three-month period. We are uncertain if the Company will be able to refinance these obligations or if refinancing terms will be favorable. The table below sets out accrued unpaid interest as of March 31, 2014 and September 30, 2013.

	March 31,	September 30,
	2014	2013
	(In thousands)
Secured Notes	$4,367	$13,741
Unsecured Notes	13,879	4,017

Total	$18,246	$17,758

As of March 31, 2014, Alion must make the following principal repayments (face value) for its outstanding debt. Secured and Unsecured Note face values exceed carrying values. Carrying value includes debt issue costs which include the unamortized balances of: original issue discount; third-party debt issue expenses; and the initial fair value of common stock warrants issued in connection with the Secured Notes.

Future Payments by Fiscal Year:	2014	2015	Total
	(In thousands)
Secured Notes and PIK Interest(1)	$—	$339,788	$339,788
Unsecured Notes(2)	—	235,000	235,000

Total Principal Payments	$—	$574,788	$574,788

1.	The Secured Notes due November 2014 include $310 million of debt issued in March 2010 and an estimated $29.8 million in PIK interest added to principal over the life of the notes. As of March 31, 2014, the $330.3 million carrying value on the face of the balance sheet included $310 million in principal, $23.1 million in PIK notes issued; $2.8 million in accrued PIK interest and is net of $5.6 million in aggregate unamortized debt issue costs. Initial debt issue costs consist of $7.7 million in original issue discount, $13.5 million in third-party costs and $20.8 million for the Secured Note warrants’ initial fair value.
2.	As of March 31, 2014, the Unsecured Notes due February 2015 include $235 million in principal and approximately $756 thousand in unamortized debt issue costs (initially $7.1 million). Since issuing the Unsecured Notes, the Company has repurchased $15 million in principal.